Investments in Associates and Joint Ventures - Equity method (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2017
Investments in associates and joint ventures
Investments in associates and joint ventures	$ 26,704,235	$ 22,813,531	$ 9,762,432
Intangible assets and goodwill	$ 42,255,881	$ 42,724,218
UH II.
Investments in associates and joint ventures
Ownership interest in associate	35.50%	35.90%
Investments in associates and joint ventures	$ 25,721,539	$ 21,424,180
OCEN and subsidiaries
Investments in associates and joint ventures
Investments in associates and joint ventures		556,251
Others.
Investments in associates and joint ventures
Investments in associates and joint ventures	$ 164,903	113,905
Grupo de Telecomunicaciones de Alta Capacidad, S.A.P.I. de C.V. and subsidiaries ("GTAC")
Investments in associates and joint ventures
Ownership interest in joint venture	33.30%
Investments in associates and joint ventures	$ 614,147	514,731
Periodico Digital Sendero, S.A. P.I. de C.V. and subsidiary ("PDS")
Investments in associates and joint ventures
Ownership interest in joint venture	50.00%
Investments in associates and joint ventures	$ 203,646	204,464
Fair value of total consideration				$ 81,749
Intangible assets and goodwill	$ 113,837	$ 113,837